Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Summary of Operating Segments
The following is the Company’s operating segment information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
North America Fiber Cement	$2,891.4	$2,787.6	$2,551.3
Asia Pacific Fiber Cement	562.8	539.2	574.9
Europe Building Products	482.1	450.3	488.5
Worldwide total	$3,936.3	$3,777.1	$3,614.7

	Operating Income Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
North America Fiber Cement	$921.1	$767.5	$741.2
Asia Pacific Fiber Cement	166.1	142.8	160.8
Europe Building Products	45.0	26.5	62.9
Research and Development	(37.0)	(33.3)	(34.4)
Segments total	1,095.2	903.5	930.5
General Corporate	(327.8)	(162.1)	(247.9)
Total operating income	767.4	741.4	682.6

	Depreciation and Amortization Years ended 31 March
(Millions of US dollars)	2024	2023	2022
North America Fiber Cement	$133.8	$126.1	$114.4
Asia Pacific Fiber Cement	17.0	14.7	13.6
Europe Building Products	29.7	28.0	29.8
General Corporate	2.4	1.8	2.8
Research and Development	2.1	2.0	1.2
Total	$185.0	$172.6	$161.8

	Research and Development Expenses
	Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
North America Fiber Cement	$8.4	$5.5	$5.3
Asia Pacific Fiber Cement	1.3	1.3	1.5
Europe Building Products	3.3	1.7	0.9
Research and Development	34.0	31.1	30.3
	$47.0	$39.6	$38.0

	Total Identifiable Assets 31 March
(Millions of US dollars)	2024	2023
North America Fiber Cement	$1,871.8	$1,672.9
Asia Pacific Fiber Cement	434.9	509.7
Europe Building Products	846.6	781.5
Research and Development	21.7	15.6
Segments total	3,175.0	2,979.7
General Corporate [1]	1,737.6	1,499.4
Worldwide total	$4,912.6	$4,479.1

Summary of Geographical Information
The following is the Company’s geographical information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
North America [2]	$2,891.4	$2,787.6	$2,551.3
Australia	403.8	380.9	391.7
Germany	140.5	137.8	165.0
New Zealand	87.7	88.1	115.9
Other Countries [3]	412.9	382.7	390.8
Worldwide total	$3,936.3	$3,777.1	$3,614.7

		Total Identifiable Assets 31 March
(Millions of US dollars)		2024	2023
North America [2]		$1,879.7	$1,679.8
Australia		334.6	398.8
Germany		502.7	490.9
New Zealand		29.5	41.2
Other Countries [3]		428.5	369.0
Segments total		3,175.0	2,979.7
General Corporate [1]		1,737.6	1,499.4
Worldwide total		$4,912.6	$4,479.1
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1Included in General Corporate are deferred tax assets for each operating segment that are not held directly accountable for deferred income taxes and Asbestos-related assets.
2The amounts disclosed for North America are substantially all related to the USA.
3Included are all other countries that account for less than 5% of net sales and total identifiable assets individually, primarily in the Philippines, Spain and other European countries.

Summary of Gross Sales by Major Customers	The following represents net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2024		2023		2022
Customer A	$558.2	14.2%	$450.1	12.0%	$418.3	12.0%